Concentration and risks (Tables)	12 Months Ended
Dec. 31, 2019
Customer risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Revenues	2017	2018	2019
Customer A	*	13%	*

	As of
	December 31,
Accounts receivable, net	2018	2019
Customer A	29%	*
Customer B	12%	*
Customer C	11%	*
Customer D	10%	*
In aggregate of Customer E,F,G	*	31%

Supplier risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Costs and expenses	2017	2018	2019
Supplier I	13%	*	*
Supplier II	14%	*	*

	As of
	December 31,
Accounts payable	2018	2019
Supplier III	14%	*
Supplier IV	*	36%
Supplier V	*	17%

*     The percentage was below 10% for the period.